Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of Right-of-Use Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gross value
Gross value Beginning	$ 8,071	$ 6,245
Gross value Additions	2,288	1,827
Gross value Disposals	(439)
Gross value Transfer to tangible assets	(498)
Gross value Exchange rate differences		(1)
Gross value Ending	9,423	8,071
Accumulated depreciation
Accumulated depreciation Beginning	(3,968)	(2,898)
Accumulated depreciation Additions	(1,365)	(1,067)
Accumulated depreciation Disposals	395
Accumulated depreciation Transfer to tangible assets	498
Accumulated depreciation Exchange rate difference	7	(3)
Accumulated depreciation Ending	(4,433)	(3,968)
Net value	4,989	4,103
Buildings [Member]
Gross value
Gross value Beginning	6,565	5,130
Gross value Additions	726	1,435
Gross value Disposals
Gross value Transfer to tangible assets
Gross value Exchange rate differences
Gross value Ending	7,291	6,565
Accumulated depreciation
Accumulated depreciation Beginning	(2,874)	(1,929)
Accumulated depreciation Additions	(1,079)	(945)
Accumulated depreciation Disposals
Accumulated depreciation Transfer to tangible assets
Accumulated depreciation Exchange rate difference	7
Accumulated depreciation Ending	(3,946)	(2,874)
Net value	3,345	3,691
Vehicles [Member]
Gross value
Gross value Beginning	276	218
Gross value Additions		58
Gross value Disposals	(114)
Gross value Transfer to tangible assets
Gross value Ending	162	276
Accumulated depreciation
Accumulated depreciation Beginning	(180)	(129)
Accumulated depreciation Additions	(34)	(51)
Accumulated depreciation Disposals	70
Accumulated depreciation Transfer to tangible assets
Accumulated depreciation Exchange rate difference
Accumulated depreciation Ending	(144)	(180)
Net value	18	96
Materials [Member]
Gross value
Gross value Beginning	1,230	897
Gross value Additions	1,562	334
Gross value Disposals	(325)
Gross value Transfer to tangible assets	(498)
Gross value Exchange rate differences		(1)
Gross value Ending	1,970	1,230
Accumulated depreciation
Accumulated depreciation Beginning	(914)	(840)
Accumulated depreciation Additions	(252)	(71)
Accumulated depreciation Disposals	325
Accumulated depreciation Transfer to tangible assets	498
Accumulated depreciation Exchange rate difference		(3)
Accumulated depreciation Ending	(343)	(914)
Net value	$ 1,626	$ 316